Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Trade payable with suppliers	$ 1,914	$ 2,617
Total non-current trade payables	1,914	2,617
Current
Trade payables with suppliers	115,763	107,502
Trade payables with related parties (Note 27)	5,000	5,266
Total current trade payables	$ 120,763	$ 112,768